Basis of Presentation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of Presentation
2	BASIS OF PRESENTATION

Basis of Presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were approved by the Board of Directors of the Company for issue on March 13, 2019. Management does not have the authority to amend the consolidated financial statements after the statements have been issued, without the approval by the Board of Directors of the Company. The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies.

Basis of Measurement

The consolidated annual financial statements have been prepared on the historical cost basis except for the following material items on the consolidated statements of financial position:

•	biological assets are measured at fair value less costs to sell;

•	land is valued at fair market value; and

•	marketable equity securities are measured at fair value through profit and loss.

Functional and Presentation Currency

The functional currency for each entity included in these consolidated financial statements is the currency of the primary economic environment in which the entity operates. These consolidated financial statements are presented in United States dollars (“U.S. dollars”) which have been rounded to the nearest thousands, except per share amounts. Currency conversion to U.S. dollars is performed in accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates.